Investment Portfolioas of June 30, 2025 (Unaudited)
DWS High Income Fund
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 89.9%
Communication Services 16.1%
Altice Financing SA, 144A, 5.75%, 8/15/2029	1,185,000	865,264
Altice France SA:
144A, 5.125%, 1/15/2029	1,651,000	1,364,139
144A, 5.5%, 1/15/2028	1,100,000	925,749
144A, 8.125%, 2/1/2027	910,000	819,000
AMC Networks, Inc., 144A, 10.5%, 7/15/2032 (b)	1,465,000	1,484,397
Arches Buyer, Inc., 144A, 6.125%, 12/1/2028	1,065,000	979,493
Cablevision Lightpath LLC, 144A, 5.625%, 9/15/2028	385,000	371,931
CCO Holdings LLC:
144A, 4.5%, 8/15/2030	1,230,000	1,172,657
144A, 5.375%, 6/1/2029	6,830,000	6,805,026
Clear Channel Outdoor Holdings, Inc.:
144A, 7.75%, 4/15/2028 (c)	1,225,000	1,157,625
144A, 7.875%, 4/1/2030	1,045,000	1,078,695
CommScope LLC, 144A, 4.75%, 9/1/2029	704,000	687,303
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027	870,000	847,340
Connect Finco SARL, 144A, 9.0%, 9/15/2029	960,000	964,923
Consolidated Communications, Inc., 144A, 6.5%, 10/1/2028	920,000	936,361
CSC Holdings LLC:
144A, 4.125%, 12/1/2030	5,995,000	4,229,548
144A, 5.0%, 11/15/2031	1,140,000	530,100
144A, 5.5%, 4/15/2027	490,000	467,826
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027	2,770,000	2,760,959
144A, 8.875%, 2/1/2030	490,000	480,489
DISH DBS Corp., 144A, 5.75%, 12/1/2028	3,545,000	3,068,641
DISH Network Corp., 144A, 11.75%, 11/15/2027	2,380,000	2,453,366
EchoStar Corp.:
6.75%, 11/30/2030 PIK (c)	2,053,507	1,874,093
10.75%, 11/30/2029	1,660,000	1,709,800
Fibercop SpA, Series 2033, 144A, 6.375%, 11/15/2033	1,246,000	1,209,978
Hughes Satellite Systems Corp., 6.625%, 8/1/2026	350,000	249,222
iHeartCommunications, Inc., 144A, 4.75%, 1/15/2028 (c)	760,000	611,571
Iliad Holding SASU, 144A, 7.0%, 10/15/2028	2,415,000	2,459,130
Level 3 Financing, Inc.:
144A, 4.25%, 7/1/2028	2,160,000	1,980,655
144A, 4.875%, 6/15/2029 (c)	920,000	859,050
144A, 6.875%, 6/30/2033	620,000	630,864
Match Group Holdings II LLC:
144A, 3.625%, 10/1/2031	1,610,000	1,440,532
144A, 4.625%, 6/1/2028	1,545,000	1,507,649
144A, 5.0%, 12/15/2027	1,820,000	1,810,016
McGraw-Hill Education, Inc., 144A, 7.375%, 9/1/2031	2,165,000	2,258,401
Scripps Escrow II, Inc., 144A, 3.875%, 1/15/2029 (c)	485,000	422,207
TEGNA, Inc.:
4.625%, 3/15/2028	2,560,000	2,487,910
5.0%, 9/15/2029	1,015,000	969,511

Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		2,000,000	1,978,968
Univision Communications, Inc.:
144A, 8.0%, 8/15/2028		2,785,000	2,826,160
144A, 8.5%, 7/31/2031		480,000	480,532
Viasat, Inc., 144A, 6.5%, 7/15/2028		1,115,000	1,053,776
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		2,005,000	1,972,083
Virgin Media Vendor Financing Notes IV DAC, 144A, 5.0%, 7/15/2028		2,085,000	2,041,185
Vmed O2 U.K. Financing I PLC:
144A, 4.25%, 1/31/2031		1,190,000	1,090,182
144A, 4.75%, 7/15/2031		705,000	652,144
Vodafone Group PLC, 7.0%, 4/4/2079		3,695,000	3,855,160
VZ Vendor Financing II BV, REG S, 2.875%, 1/15/2029	EUR	940,000	1,004,993
Warnermedia Holdings, Inc., Series WI, 4.054%, 3/15/2029		1,045,000	973,177
Windstream Services LLC, 144A, 8.25%, 10/1/2031		1,738,000	1,820,183
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027		870,000	815,866
Ziggo BV, 144A, 4.875%, 1/15/2030		1,620,000	1,513,118
			79,008,948
Consumer Discretionary 10.7%
American Axle & Manufacturing, Inc., 5.0%, 10/1/2029 (c)		1,135,000	1,038,670
Avis Budget Car Rental LLC, 144A, 8.375%, 6/15/2032		928,000	970,891
Avis Budget Finance PLC, REG S, 7.0%, 2/28/2029	EUR	1,385,000	1,655,934
BCPE Flavor Debt Merger Sub LLC & BCPE Flavor Issuer, Inc., 144A, 9.5%, 7/1/2032 (b)		875,000	895,103
Boyd Gaming Corp., 144A, 4.75%, 6/15/2031		3,368,000	3,228,047
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		505,000	465,716
Carnival Corp.:
144A, 5.75%, 3/15/2030 (c)		2,428,000	2,469,082
144A, 5.875%, 6/15/2031		4,969,000	5,062,169
Carvana Co., 144A, 9.0%, 6/1/2031, PIK		1,925,543	2,280,982
Champ Acquisition Corp., 144A, 8.375%, 12/1/2031		1,070,000	1,137,011
Garrett Motion Holdings, Inc., 144A, 7.75%, 5/31/2032		1,195,000	1,244,150
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		2,375,000	2,258,327
Michaels Companies, Inc., 144A, 5.25%, 5/1/2028		910,000	727,547
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		2,510,000	2,417,799
NCL Corp., Ltd., 144A, 6.75%, 2/1/2032		1,471,000	1,502,816
Nissan Motor Acceptance Co. LLC, 144A, 1.85%, 9/16/2026		1,580,000	1,506,781
Odeon Finco PLC, 144A, 12.75%, 11/1/2027		700,000	731,420
Penn Entertainment, Inc., 144A, 4.125%, 7/1/2029 (c)		550,000	509,634
QXO Building Products, Inc., 144A, 6.75%, 4/30/2032		1,325,000	1,365,018
Rakuten Group, Inc.:
REG S, 4.25%, Perpetual	EUR	3,066,000	3,408,625
144A, 5.125%, Perpetual		1,530,000	1,501,383
Rivers Enterprise Borrower LLC, 144A, 6.625%, 2/1/2033		1,904,000	1,906,461
Specialty Building Products Holdings LLC, 144A, 7.75%, 10/15/2029		672,000	660,409
Staples, Inc.:
144A, 10.75%, 9/1/2029		2,266,000	2,144,599
144A, 12.75%, 1/15/2030		300,000	198,527
Tenneco, Inc., 144A, 8.0%, 11/17/2028		940,000	929,564
Voyager Parent LLC, 144A, 9.25%, 7/1/2032		1,435,000	1,493,012
Wayfair LLC, 144A, 7.75%, 9/15/2030		1,035,000	1,041,423
Whirlpool Corp., 6.5%, 6/15/2033		1,468,000	1,472,701
Wyndham Hotels & Resorts, Inc., 144A, 4.375%, 8/15/2028		5,400,000	5,282,627
ZF North America Capital, Inc., 144A, 6.875%, 4/14/2028		1,230,000	1,233,720
			52,740,148
Consumer Staples 2.1%
Fiesta Purchaser, Inc., 144A, 9.625%, 9/15/2032 (c)		505,000	532,860

KeHE Distributors LLC, 144A, 9.0%, 2/15/2029		1,285,000	1,330,814
Post Holdings, Inc., 144A, 5.5%, 12/15/2029		1,495,000	1,488,145
Simmons Foods, Inc., 144A, 4.625%, 3/1/2029		885,000	835,593
TreeHouse Foods, Inc., 4.0%, 9/1/2028		960,000	875,334
Viking Baked Goods Acquisition Corp., 144A, 8.625%, 11/1/2031		1,840,000	1,802,774
Walgreens Boots Alliance, Inc.:
2.125%, 11/20/2026	EUR	2,360,000	2,732,593
3.2%, 4/15/2030		485,000	463,207
			10,061,320
Energy 16.1%
Aethon United BR LP, 144A, 7.5%, 10/1/2029		3,457,000	3,626,165
Ascent Resources Utica Holdings LLC:
144A, 6.625%, 10/15/2032		1,923,000	1,957,120
144A, 6.625%, 7/15/2033		2,871,000	2,912,622
Blue Racer Midstream LLC, 144A, 7.25%, 7/15/2032		1,940,000	2,055,735
Buckeye Partners LP:
144A, 4.5%, 3/1/2028		1,090,000	1,073,553
144A, 6.75%, 2/1/2030		1,987,000	2,062,579
144A, 6.875%, 7/1/2029		1,555,000	1,611,014
Civitas Resources, Inc.:
144A, 8.625%, 11/1/2030		470,000	477,162
144A, 8.75%, 7/1/2031		860,000	869,554
144A, 9.625%, 6/15/2033		1,673,000	1,715,128
Comstock Resources, Inc., 144A, 6.75%, 3/1/2029		1,195,000	1,197,676
Crescent Energy Finance LLC:
144A, 7.625%, 4/1/2032		1,645,000	1,606,178
144A, 8.375%, 1/15/2034		433,000	433,270
Encino Acquisition Partners Holdings LLC, 144A, 8.75%, 5/1/2031		550,000	607,396
Excelerate Energy LP, 144A, 8.0%, 5/15/2030		2,161,000	2,278,036
Genesis Energy LP:
8.0%, 5/15/2033		805,000	841,645
8.25%, 1/15/2029		2,395,000	2,504,428
Global Partners LP:
144A, 7.125%, 7/1/2033		929,000	942,019
144A, 8.25%, 1/15/2032		1,255,000	1,319,861
Gulfport Energy Operating Corp., 144A, 6.75%, 9/1/2029		898,000	920,318
Harvest Midstream I LP:
144A, 7.5%, 9/1/2028		1,340,000	1,362,828
144A, 7.5%, 5/15/2032		555,000	586,174
Howard Midstream Energy Partners LLC:
144A, 7.375%, 7/15/2032		1,263,000	1,328,295
144A, 8.875%, 7/15/2028		1,082,000	1,135,928
Kimmeridge Texas Gas LLC, 144A, 8.5%, 2/15/2030		1,405,000	1,454,093
Kinetik Holdings LP:
144A, 5.875%, 6/15/2030		1,000,000	1,008,480
144A, 6.625%, 12/15/2028		713,000	729,249
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029		2,815,000	2,911,867
Kraken Oil & Gas Partners LLC, 144A, 7.625%, 8/15/2029		1,682,000	1,652,440
Moss Creek Resources Holdings, Inc., 144A, 8.25%, 9/1/2031		2,307,000	2,243,869
NGL Energy Operating LLC:
144A, 8.125%, 2/15/2029		1,860,000	1,879,160
144A, 8.375%, 2/15/2032		415,000	416,246
NuStar Logistics LP, 6.375%, 10/1/2030		3,495,000	3,621,729
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030		1,240,000	1,262,931
SM Energy Co., 144A, 7.0%, 8/1/2032 (c)		2,136,000	2,104,799
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029		1,247,000	1,275,726

Sunoco LP:
4.5%, 5/15/2029		1,000,000	970,791
4.5%, 4/30/2030		2,650,000	2,547,979
144A, 6.25%, 7/1/2033		1,312,000	1,333,909
Talos Production, Inc., 144A, 9.375%, 2/1/2031		935,000	954,597
TGNR Intermediate Holdings LLC, 144A, 5.5%, 10/15/2029		785,000	760,732
TransMontaigne Partners LLC, 144A, 8.5%, 6/15/2030		745,000	775,020
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028		864,308	870,869
Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028		1,560,714	1,585,315
Transocean, Inc., 144A, 8.75%, 2/15/2030		1,152,000	1,184,652
USA Compression Partners LP, 6.875%, 9/1/2027		2,330,000	2,334,687
Venture Global Calcasieu Pass LLC, 144A, 3.875%, 11/1/2033		920,000	804,521
Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030		1,510,000	1,526,479
144A, 9.0%, Perpetual		504,000	489,988
144A, 9.5%, 2/1/2029		1,190,000	1,296,360
144A, 9.875%, 2/1/2032		2,370,000	2,559,512
Venture Global Plaquemines LNG LLC:
6.75%, 1/15/2036 (b)		573,000	573,000
144A, 7.75%, 5/1/2035		1,690,000	1,829,293
Vital Energy, Inc., 9.75%, 10/15/2030		525,000	475,192
			78,858,169
Financials 7.5%
Acrisure LLC, 144A, 6.75%, 7/1/2032		1,594,000	1,616,592
Alliant Holdings Intermediate LLC:
144A, 4.25%, 10/15/2027		1,550,000	1,521,482
144A, 5.875%, 11/1/2029		1,515,000	1,493,425
144A, 6.5%, 10/1/2031		1,197,000	1,219,263
Ardonagh Finco Ltd.:
REG S, 6.875%, 2/15/2031	EUR	415,000	502,314
144A, 6.875%, 2/15/2031	EUR	1,045,000	1,264,864
Ardonagh Group Finance Ltd., 144A, 8.875%, 2/15/2032		700,000	736,573
Burford Capital Global Finance LLC, 144A, 6.25%, 4/15/2028		2,110,000	2,090,282
Compass Group Diversified Holdings LLC, 144A, 5.25%, 4/15/2029		1,030,000	924,532
EZCORP, Inc., 144A, 7.375%, 4/1/2032		2,436,000	2,564,156
FirstCash, Inc.:
144A, 4.625%, 9/1/2028		1,865,000	1,831,103
144A, 6.875%, 3/1/2032		850,000	879,574
Freedom Mortgage Corp., 144A, 12.0%, 10/1/2028		935,000	1,005,521
Freedom Mortgage Holdings LLC:
144A, 8.375%, 4/1/2032		1,036,000	1,047,165
144A, 9.25%, 2/1/2029		825,000	856,911
goeasy Ltd., 144A, 9.25%, 12/1/2028		1,780,000	1,883,270
HUB International Ltd., 144A, 5.625%, 12/1/2029		2,340,000	2,340,316
Icahn Enterprises LP:
5.25%, 5/15/2027		1,575,000	1,526,066
9.75%, 1/15/2029		640,000	621,717
Nationstar Mortgage Holdings, Inc., 144A, 5.5%, 8/15/2028		1,635,000	1,624,244
Navient Corp., 5.5%, 3/15/2029		530,000	519,069
Panther Escrow Issuer LLC, 144A, 7.125%, 6/1/2031		2,545,000	2,643,621
Rocket Mortgage LLC, 144A, 4.0%, 10/15/2033		1,695,000	1,516,462
Starwood Property Trust, Inc.:
144A, (REIT), 3.625%, 7/15/2026		2,165,000	2,128,209
144A, (REIT), 6.0%, 4/15/2030		1,619,000	1,637,526
144A, (REIT), 6.5%, 10/15/2030		813,000	839,374
			36,833,631

Health Care 5.5%
1261229 BC Ltd., 144A, 10.0%, 4/15/2032	2,709,000	2,732,758
Acadia Healthcare Co., Inc.:
144A, 5.5%, 7/1/2028	1,605,000	1,594,681
144A, 7.375%, 3/15/2033 (c)	761,000	784,007
Bausch Health Americas, Inc., 144A, 8.5%, 1/31/2027	940,000	895,350
Bausch Health Companies, Inc.:
144A, 5.0%, 2/15/2029	585,000	409,500
144A, 11.0%, 9/30/2028	1,650,000	1,633,500
Charles River Laboratories International, Inc.:
144A, 3.75%, 3/15/2029	3,825,000	3,590,664
144A, 4.0%, 3/15/2031	1,010,000	925,456
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031	1,785,000	1,525,965
144A, 5.25%, 5/15/2030	1,360,000	1,205,977
144A, 5.625%, 3/15/2027	540,000	531,890
144A, 6.875%, 4/15/2029	1,155,000	920,939
Embecta Corp., 144A, 5.0%, 2/15/2030	1,215,000	1,097,868
HLF Financing SARL LLC, 144A, 4.875%, 6/1/2029	1,770,000	1,488,300
LifePoint Health, Inc.:
144A, 5.375%, 1/15/2029	505,000	470,685
144A, 8.375%, 2/15/2032	1,987,000	2,117,236
Prime Healthcare Services, Inc., 144A, 9.375%, 9/1/2029	1,005,000	997,463
Tenet Healthcare Corp., 6.875%, 11/15/2031 (c)	1,925,000	2,069,519
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/1/2036	2,030,000	2,087,053
		27,078,811
Industrials 7.8%
Albion Financing 1 SARL, 144A, 7.0%, 5/21/2030	1,194,000	1,218,510
AmeriTex HoldCo Intermediate LLC, 144A, 10.25%, 10/15/2028	1,630,000	1,729,091
ATS Corp., 144A, 4.125%, 12/15/2028	2,710,000	2,591,307
Enviri Corp., 144A, 5.75%, 7/31/2027	930,000	917,875
EquipmentShare.com, Inc.:
144A, 8.0%, 3/15/2033	462,000	483,989
144A, 9.0%, 5/15/2028	560,000	591,601
Fortress Transportation & Infrastructure Investors LLC:
144A, 5.5%, 5/1/2028	1,275,000	1,268,138
144A, 7.0%, 5/1/2031	1,305,000	1,351,243
Herc Holdings, Inc., 144A, 7.0%, 6/15/2030	4,907,000	5,124,661
Hertz Corp., 144A, 4.625%, 12/1/2026	270,000	241,926
Hillenbrand, Inc., 3.75%, 3/1/2031	5,290,000	4,738,202
Moog, Inc., 144A, 4.25%, 12/15/2027	4,530,000	4,422,696
Roller Bearing Company of America, Inc., 144A, 4.375%, 10/15/2029	1,495,000	1,447,681
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028	2,290,000	1,998,025
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029	1,100,000	1,167,112
Stena International SA, 144A, 7.25%, 1/15/2031	2,965,000	2,974,186
Stonepeak Nile Parent LLC, 144A, 7.25%, 3/15/2032	1,213,000	1,285,848
TransDigm, Inc., 144A, 6.375%, 3/1/2029	340,000	348,820
Velocity Vehicle Group LLC, 144A, 8.0%, 6/1/2029	1,870,000	1,868,490
Wesco Distribution, Inc., 144A, 6.375%, 3/15/2033	1,078,000	1,114,201
Williams Scotsman, Inc., 144A, 4.625%, 8/15/2028	1,565,000	1,538,077
		38,421,679
Information Technology 3.4%
ams-OSRAM AG, 144A, 12.25%, 3/30/2029 (c)	1,485,000	1,583,933

Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		1,135,000	1,207,900
144A, 9.0%, 9/30/2029		3,335,000	3,456,812
CoreWeave, Inc., 144A, 9.25%, 6/1/2030		1,324,000	1,353,569
McAfee Corp., 144A, 7.375%, 2/15/2030		1,545,000	1,459,073
NCR Voyix Corp., 144A, 5.0%, 10/1/2028		1,105,000	1,093,804
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		1,535,000	1,494,606
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		3,335,000	3,026,546
Rocket Software, Inc., 144A, 6.5%, 2/15/2029		990,000	960,584
UKG, Inc., 144A, 6.875%, 2/1/2031		1,180,000	1,224,338
			16,861,165
Materials 15.1%
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031		1,525,000	1,600,469
Alumina Pty. Ltd., 144A, 6.375%, 9/15/2032		4,074,000	4,150,517
Ardagh Metal Packaging Finance USA LLC, REG S, 3.0%, 9/1/2029	EUR	1,900,000	2,004,515
Ashland, Inc., 144A, 3.375%, 9/1/2031		6,175,000	5,502,381
Avient Corp., 144A, 6.25%, 11/1/2031		2,888,000	2,914,997
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		930,000	880,895
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		1,425,000	1,510,693
Capstone Copper Corp., 144A, 6.75%, 3/31/2033		2,946,000	3,016,583
Celanese U.S. Holdings LLC, 7.2%, 11/15/2033		2,540,000	2,696,362
Champion Iron Canada, Inc., 144A, 7.875%, 7/15/2032 (b)		1,112,000	1,127,443
Chemours Co., 144A, 5.75%, 11/15/2028		4,885,000	4,578,735
Cleveland-Cliffs, Inc., 144A, 4.875%, 3/1/2031		618,000	528,631
Compass Minerals International, Inc., 144A, 8.0%, 7/1/2030		1,032,000	1,066,201
Consolidated Energy Finance SA, 144A, 5.625%, 10/15/2028 (c)		2,455,000	2,104,593
Element Solutions, Inc., 144A, 3.875%, 9/1/2028		5,590,000	5,421,154
First Quantum Minerals Ltd., 144A, 8.0%, 3/1/2033		2,028,000	2,080,099
FMG Resources August 2006 Pty. Ltd., 144A, 4.375%, 4/1/2031		950,000	887,681
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		2,605,000	2,583,372
Iris Holding, Inc., 144A, 10.0%, 12/15/2028		430,000	394,320
Kaiser Aluminum Corp., 144A, 4.5%, 6/1/2031		1,550,000	1,450,041
Kronos International, Inc., REG S, 3.75%, 9/15/2025	EUR	124,000	145,518
LABL, Inc., 144A, 9.5%, 11/1/2028		1,520,000	1,405,055
Mauser Packaging Solutions Holding Co., 144A, 7.875%, 8/15/2026		1,580,000	1,577,725
Mineral Resources Ltd.:
144A, 8.0%, 11/1/2027		730,000	733,402
144A, 8.125%, 5/1/2027		685,000	684,636
144A, 9.25%, 10/1/2028		665,000	680,566
New Gold, Inc., 144A, 6.875%, 4/1/2032		2,549,000	2,626,941
Novelis Corp., 144A, 4.75%, 1/30/2030		2,820,000	2,702,086
Olin Corp.:
5.0%, 2/1/2030		2,560,000	2,470,493
144A, 6.625%, 4/1/2033		1,065,000	1,048,193
Olympus Water U.S. Holding Corp.:
144A, 6.25%, 10/1/2029 (c)		1,745,000	1,665,023
144A, 7.25%, 6/15/2031		860,000	877,200
SCIH Salt Holdings, Inc., 144A, 4.875%, 5/1/2028		1,715,000	1,670,906
SCIL IV LLC, 144A, 5.375%, 11/1/2026		3,135,000	3,114,673
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030		2,135,000	2,235,085
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		695,000	737,243
Tronox, Inc., 144A, 4.625%, 3/15/2029		3,760,000	3,244,538
			74,118,965
Real Estate 1.9%
Iron Mountain, Inc., 144A, (REIT), 5.25%, 7/15/2030		3,345,000	3,299,247

MPT Operating Partnership LP:
(REIT), 5.0%, 10/15/2027 (c)	1,155,000	1,066,860
144A, (REIT), 8.5%, 2/15/2032	1,572,000	1,645,186
Rithm Capital Corp., 144A, (REIT), 8.0%, 7/15/2030	1,467,000	1,474,335
Uniti Group LP:
144A, (REIT), 6.5%, 2/15/2029	1,610,000	1,556,111
144A, (REIT), 8.625%, 6/15/2032	499,000	504,064
		9,545,803
Utilities 3.7%
Edison International, 8.125%, 6/15/2053 (c)	800,000	772,716
Electricite de France SA, 144A, 9.125%, Perpetual	2,675,000	3,017,199
Lightning Power LLC, 144A, 7.25%, 8/15/2032	4,790,000	5,041,239
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031	1,065,000	980,124
144A, 3.875%, 2/15/2032	1,500,000	1,377,479
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028	2,480,000	2,402,776
Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030	930,000	996,650
TerraForm Power Operating LLC, 144A, 5.0%, 1/31/2028	800,000	791,852
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039	511,690	502,382
Vistra Corp., 144A, 7.0%, Perpetual	2,410,000	2,439,000
		18,321,417
Total Corporate Bonds (Cost $434,632,373)		441,850,056

Convertible Bonds 1.1%
Utilities
XPLR Infrastructure LP, 144A, 2.5%, 6/15/2026 (c) (Cost $5,410,726)	5,600,000	5,347,992

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Notes, 4.375%, 8/31/2028 (d) (Cost $707,229)	700,000	713,809

Loan Participations and Assignments 2.2%
Senior Loans (e)
Altice Financing SA, Term Loan, 3 mo. USD Term SOFR + 5.0%, 9.256%, 10/31/2027	1,181,852	956,804
Cablevision Lightpath LLC, Term Loan, 1 mo. USD Term SOFR + 3.0%, 7.312%, 11/30/2027	1,513,602	1,519,899
EW Scripps Co., Term Loan B2, 6/30/2028 (f)	463,838	450,695
Garda World Security Corp., Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.314%, 2/1/2029	1,214,290	1,217,993
Gray Television, Inc., Term Loan D, 1 mo. USD Term SOFR + 3.0%, 7.439%, 12/1/2028	1,653,205	1,604,923
Lumen Technologies, Inc., Term Loan B1, 1 mo. USD Term SOFR + 2.35%, 6.791%, 4/16/2029	2,463,111	2,436,953
McAfee LLC, First Lien Term Loan B, 1 mo. USD Term SOFR + 3.0%, 7.316%, 3/1/2029	387	376
Windsor Holdings III LLC, Term Loan B, 1 mo. USD Term SOFR + 2.75%, 7.072%, 8/1/2030	2,876,564	2,880,634
Total Loan Participations and Assignments (Cost $11,111,494)		11,068,277

	Shares	Value ($)

Exchange-Traded Funds 3.1%
BondBloxx CCC-Rated USD High Yield Corporate Bond ETF	65,000	2,523,300

iShares Broad USD High Yield Corporate Bond ETF	100,000	3,751,000
SPDR Portfolio High Yield Bond ETF	375,000	8,925,000
Total Exchange-Traded Funds (Cost $14,796,148)		15,199,300

Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	1,950	11,017

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (g) (Cost $1,482,531)	6,700	22,465

Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (h) (i) (Cost $16,074,312)	16,074,312	16,074,312

Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 4.37% (h) (Cost $13,106,512)	13,106,512	13,106,512

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $497,321,325)	102.4	503,393,740
Other Assets and Liabilities, Net	(2.4)	(12,037,889)
Net Assets	100.0	491,355,851
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2025 are as follows:
Value ($) at 9/30/2024	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2025	Value ($) at 6/30/2025
Securities Lending Collateral 3.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 4.25% (h) (i)
13,195,082	2,879,230 (j)	—	—	—	172,990	—	16,074,312	16,074,312
Cash Equivalents 2.7%
DWS Central Cash Management Government Fund, 4.37% (h)
17,521,903	253,683,105	258,098,496	—	—	412,535	—	13,106,512	13,106,512
30,716,985	256,562,335	258,098,496	—	—	585,525	—	29,180,824	29,180,824

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	When-issued security.
(c)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2025 amounted to $15,569,499, which is 3.2% of net assets.

(d)	At June 30, 2025, this security has been pledged, in whole or in part, as collateral for open forward foreign currency exchange contracts.
(e)
Variable or floating rate security. These securities are shown at their current rate as of June 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	All or a portion of the security represents unsettled loan commitments at June 30, 2025 where the rate will be determined at the time of settlement.
(g)	Investment was valued using significant unobservable inputs.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2025.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

At June 30, 2025, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	11,008,742	USD	12,935,787	7/31/2025	(60,260)	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2025 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$441,850,056	$—	$441,850,056
Convertible Bonds	—	5,347,992	—	5,347,992
Government & Agency Obligations	—	713,809	—	713,809
Loan Participations and Assignments	—	11,068,277	—	11,068,277
Exchange-Traded Funds	15,199,300	—	—	15,199,300
Common Stocks	11,017	—	—	11,017
Warrants	—	—	22,465	22,465
Short-Term Investments (a)	29,180,824	—	—	29,180,824
Total	$44,391,141	$458,980,134	$22,465	$503,393,740

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(60,260)	$—	$(60,260)
Total	$—	$(60,260)	$—	$(60,260)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DHIF-PH3